PROVISION FOR LEGAL CLAIM (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF SETTLEMENT DISCUSSIONS ARE ONGOING

A reconciliation of the legal claim provision is provided in the table below:

	June 30, 2025	March 31, 2025
Beginning of the year	8,948,085	9,921,298
Payments in the year	-	(1,791,000)
Interest	223,089	817,787
Balance, end of the period	9,171,174	8,948,085

Arbitration award amount	9,921,298
Payments in the year	(1,791,000)
Interest	817,787
Balance, end of the year	8,948,085